Assets and Liabilities - Financial Assets and Liabilities - Changes in Liabilities Arising from Financing Activities (Details) - Non-cash Changes - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes In Liabilities Arising From Financing Activities Line Item
Beginning balance	kr 70,713	kr 75,513
Cash flows	(35,031)	(20,027)
Disposals	(1,212)	3,963
Adjustments and modifications	(2,496)	750
Accumulated interest	7,974	10,488
Exchange rate adjustments	20	26
Ending balance	39,968	70,713
Borrowings
Changes In Liabilities Arising From Financing Activities Line Item
Beginning balance	57,179	62,824
Cash flows	(30,904)	(16,349)
Adjustments and modifications		750
Accumulated interest	7,350	9,921
Exchange rate adjustments	(160)	33
Ending balance	33,465	57,179
Lease Liabilities
Changes In Liabilities Arising From Financing Activities Line Item
Beginning balance	13,534	12,689
Cash flows	(4,127)	(3,678)
Disposals	(1,212)	3,963
Adjustments and modifications	(2,496)
Accumulated interest	624	567
Exchange rate adjustments	180	(7)
Ending balance	kr 6,503	kr 13,534